Form 5500, Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
SUPPLEMENTAL SCHEDULE
NEWMARK 401(k) PLAN
Plan Number 001
Employer Identification Number (EIN) 81-4467492
Form 5500, Schedule H, Part IV, Line 4(i)—Schedule of Assets (Held at End of Year)
As of December 31, 2025

(A)	(B)	(C)	(D)	(E)
	Identity of issue, borrower, lessor or similar party.	Description of investment including maturity date, rate of interest, collateral, par or maturity value.	Cost**	Current Value
	BlackRock	Registered Investment Company BlackRock Md-Cp Gr Eq K Fd	—	6,715,048
	Dimensional Fund Advisors	Registered Investment Company DFA EMERG MKT CORE EQTY 2 I FD	—	11,884,919
	Fidelity Investments	Registered Investment Company Fidelity 500 Index Fund	—	46,248,440
	Goldman Sachs	Registered Investment Company Goldman Sch Sm Cp Vl Ins R6 Fd	—	6,258,795
	MFS Investment Management	Registered Investment Company MFS Mid Cap Value R6 Fund	—	5,980,898
*	Newmark Group, Inc.	Employer Security Newmark Group, Inc. Stock	—	10,853,909
*	Principal Life Insurance Company	Pooled Separate Accounts Prin Blue Chip SA-Z	—	30,406,944
*	Principal Life Insurance Company	Pooled Separate Accounts Prin Core Plus Bond Sep Acct-Z	—	18,022,670
*	Principal Life Insurance Company	Pooled Separate Accounts Prin Diversified Intl SA-Z	—	11,082,480
*	Principal Life Insurance Company	Pooled Separate Accounts Prin Equity Income SA-Z	—	24,743,393
*	Principal Life Insurance Company	Pooled Separate Accounts Prin Real Estate Secs SA-Z	—	1,547,691
*	Principal Life Insurance Company	Insurance Company General Principal Guaranteed Option	—	38,652,083
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYB 2070 CIT Z	—	101,923
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR INC CIT Z	—	24,905
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2015 CIT Z	—	283
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2020 CIT Z	—	11,275
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2025 CIT Z	—	162,307
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2030 CIT Z	—	441,119
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2035 CIT Z	—	380,496
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2040 CIT Z	—	149,187
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2045 CIT Z	—	505,691
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2050 CIT Z	—	648,895
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2055 CIT Z	—	556,794
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2060 CIT Z	—	353,332
*	Principal Global Investors Trust Company	Common/Collective Trust PRIN LIFETIME HYBR 2065 CIT Z	—	59,154
*	Principal Funds Inc	Registered Investment Company PRINCIPAL GOV MONEY MKT R6 FD	—	45,254,470
	Putnam Investments	Registered Investment Company PUTNAM SM CAP GROWTH R6 FUND	—	5,267,077
	Vanguard Group	Registered Investment Company Vanguard Intl Growth Adm Fd	—	3,261,750
	Vanguard Group	Registered Investment Company Vanguard Mid Cap Index Adm Fd	—	9,026,907
	Vanguard Group	Registered Investment Company Vanguard Sm Cap Index Adm Fund	—	8,789,969

	Vanguard Group	Registered Investment Company Vanguard Ttl Bd Mkt Idx Inst	—	19,355,968
	Vanguard Group	Registered Investment Company Vgd LT Inv-Grade Bond Adm Fund	—	9,887,213
	Vanguard Group	Registered Investment Company Vgd Ttl Intl Stk Idx Inst Fund	—	14,862,866
				$331,498,851
*	Participant Loans	Range of Interest Rates Rates Range From 3.50% To 10.50%	—	4,430,317
				$335,929,168

*	Party-in-interest as defined by ERISA.
**	Cost information is not required for participant-directed investments and is therefore not included.